As filed with the Securities and Exchange Commission on March 13, 2020

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 392	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 393	☒

(Check appropriate box or boxes)

Invesco Actively Managed Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 13th day of March, 2020.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	March 13, 2020

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	March 13, 2020

/s/ Anna Paglia Anna Paglia	Secretary	March 13, 2020

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	March 13, 2020

*/s/ Todd J. Barre Todd J. Barre	Trustee	March 13, 2020

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	March 13, 2020

**/s/ Edmund P. Giambastiani, Jr. Edmund P. Giambastiani, Jr.	Trustee	March 13, 2020

**/s/ Victoria J. Herget Victoria J. Herget	Trustee	March 13, 2020

*/s/ Marc M. Kole Marc M. Kole	Trustee	March 13, 2020

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	March 13, 2020

**/s/ Joanne Pace Joanne Pace	Trustee	March 13, 2020

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	March 13, 2020

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	March 13, 2020

*By: /s/ Anna Paglia	March 13, 2020
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 379 to the Trust’s Registration Statement and incorporated by reference herein.

**	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 390 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Label Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document